Fair Value of Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value of Measurements
Schedule of assets and liabilities that are measured at fair value on a recurring basis

	Quoted Prices in	Significant Other	Significant Other
March 31, 2023	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets - Investments held in Trust Account (1)
U.S. Treasury securities	$174,852,821	$—	$—
Money market funds (1)	$527,924	$—	$—
Liabilities
Derivative Warrant liability- Private warrants	$—	$—	$661,010

	Quoted Prices in	Significant Other	Significant Other
December 31, 2022	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets - Investments held in Trust Account (1)
U.S. Treasury securities	$172,885,459	$—	$—
Money market funds (1)	$602,742	$—	$—
Liabilities
Derivative Warrant liability- Private warrants	$—	$—	$424,940
(1)	Includes cash balance held within the Trust Account of $25 and $1,264 at March 31, 2023, and December 31, 2022, respectively.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2022 and 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

December 31, 2022

		Significant Other	Significant Other
	Quoted Prices in Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets - Investments held in Trust Account(1)

U.S. Treasury securities	$172,885,459	$—	$—
Money market funds(1)	$602,742	$—	$—
Liabilities
Derivative Warrant liability - Private warrants	$—	$—	$424,940

December 31, 2021

		Significant	Significant
		Other	Other
	Quoted Prices in	Observable	Unobservable
	Active Markets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets - Investments held in Trust Account(1)

U.S. Treasury securities	$171,656,153	$—	$—
Liabilities
Derivative Warrant liability - Private warrants	$—	$—	$5,571,410

Schedule of quantitative information regarding Level 3 fair value measurements inputs

	March 31, 2023	December 31, 2022
Exercise price	$11.50	$11.50
Share price	$10.13	$9.95
Expected term (years)	5.50	5.40
Volatility	4.2%	5.50%
Risk-free rate	3.59%	3.98%
Probability of completion of Business Combination	17.00%	10.00%
Dividend yield (per share)	0.00%	0.00%

	December 31,	December 31,
	2022	2021
Exercise price	$11.50	$11.50
Share price	$9.95	$9.69
Expected term (years)	5.40	5.98
Volatility	5.50%	16.20%
Risk-free rate	3.98%	1.35%
Probability of completion of Business Combination	10.00%	100.00%
Dividend yield (per share)	0.00%	0.00%

Schedule of change in the fair value of the derivative warrant liabilities, measured using Level 3 inputs

Derivative warrant liability at December 31, 2022	$424,940
Change in fair value of derivative warrant liability	236,070
Derivative warrant liability at March 31, 2023	$661,010

Derivative warrant liability at December 31, 2021	$5,571,410
Change in fair value of derivative warrant liability	(2,691,270)
Derivative warrant liability at March 31, 2022	2,880,140

Derivative warrant liability at January 28, 2021 (inception)	$—
Issuance of Private Placement Warrants	10,551,330
Issuance of Private Placement Warrants (over-allotment)	685,920
Change in fair value of derivative warrant liability	(5,665,840)
Derivative warrant liability at December 31, 2021	$5,571,410